Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2023	2022

Raw materials	$1,101,957	$551,774
In process and finished products	857,694	429,955

	$1,959,651	$981,729